Debts - Notes Payable (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Oct. 31, 2017
Line of Credit Facility [Line Items]
Changes in fair value of promissory note	$ (709)	$ (17)	$ (46)	$ (101)	$ (167)	$ (1,060)
Yaskawa Note
Line of Credit Facility [Line Items]
Interest rate per annum					1.00%		1.00%	1.00%
Unsecured subordinated convertible promissory note	15,448		15,448		$ 15,336	15,186		$ 15,000
Promissory note	$ 16,327		16,327		16,169	15,852
Changes in fair value of promissory note			$ 46		$ 167	$ 1,100